Mar. 15, 2023
American Beacon TwentyFour Sustainable Short Term Bond Fund

A.	On page 16 of the Prospectus and page 3 of the Summary Prospectus, under the heading “Fund Summaries – American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Investment Strategies,” the last sentence is deleted.

B.	On page 21 of the Prospectus and page 8 of the Summary Prospectus, under the heading “Fund Summaries - American Beacon TwentyFour Sustainable Short Term Bond Fund - Principal Risks,” “Non-Diversification Risk” is deleted.